Net intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 106,606	$ 98,765
Total accumulated amortization	(70,345)	(63,683)
Subtotal	36,261	35,082
Goodwill	6,783	5,939
Net intangible assets including goodwill	43,044	41,021
Total amortization expense	11,580	11,310	$ 10,297
Estimated aggregate amortization expense for 2020	14,281
Estimated aggregate amortization expense for 2021	11,262
Estimated aggregate amortization expense for 2022	4,333
Estimated aggregate amortization expense for 2023	1,352
Estimated aggregate amortization expense for 2024	1,310
Estimated aggregate amortization expense for 2025 and thereafter	3,723
Brazil
Finite-Lived Intangible Assets [Line Items]
Goodwill	4,124	4,280
Argentina
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,585	226
Chile
Finite-Lived Intangible Assets [Line Items]
Goodwill	988	1,073
Colombia
Finite-Lived Intangible Assets [Line Items]
Goodwill	86	87
Ecuador
Finite-Lived Intangible Assets [Line Items]
Goodwill	0	273
Computer software cost
Finite-Lived Intangible Assets [Line Items]
Total cost	75,224	69,700
Initial franchise fees
Finite-Lived Intangible Assets [Line Items]
Total cost	16,146	14,614
Reacquired franchised rights
Finite-Lived Intangible Assets [Line Items]
Total cost	13,296	12,511
Letter of credit fees
Finite-Lived Intangible Assets [Line Items]
Total cost	940	940
Others
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 1,000	$ 1,000